November 10, 2004



VIA  EDGAR  AND  FEDERAL  EXPRESS
---------------------------------

Susan  Guerrier
Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549-0305
                                   Re:     Pegasus  Air  Group,  Inc.
                                        File  No.  333-118862
                                        Comment  Letter  Dated  October  8, 2004
                                        ----------------------------------------
Dear  Mrs.  Guerrier:

We received your above referenced comment letter in regards to Pegasus Air Group, Inc.'s registration statement filed on Form SB-2 with the Commission on September 8, 2004, and are providing you and your staff with the following supplemental information and modifications, inclusive herein and in our Form SB-2 Amendment No. 1 we are concurrently filing via the Edgar system:

COMMENT  NUMBER
---------------

1. The only graphic we intend to include in our registration statement and prospectus is our company logo which is:

[Pegasus logo]

2. We have modified the fee table to include a separate inclusion for registration of the Units while separating the components of each unit in the fee table for better clarification. See page 2.

3. The cover page to our prospectus is limited to one page and is in compliance with Item 501(a) of Regulation S-B.

4. The date on our prospectus cover page has been left blank and will be updated appropriately in the final draft/revision of the prospectus/registration statement. See page 5.

5. We have revised the headings "High Risk Factors" to "Risk Factors" throughout the registration statement. See pages 3,5,6,9, and 19.

6.     We  have highlighted the Risk Factors section appropriately.  See page 6.

7.     We have added pricing information to the prospectus cover page.  See page
5.

8. We have added the disclosure that we do not anticipate on applying for any exchange other than the OTC Bulletin Board to the prospectus's cover page. See page 5.

9. We have added language to the prospectus's cover page describing the "best efforts" basis offering in compliance with Item 501(a)(9)(iii) of Regulation S-B. See page 5.

10. We have added language to the prospectus's back page outlining dealer delivery obligations in accordance with Item 502(b) of Regulation S-B. See page 6.

11. We have added a section entitled "Lack of Ongoing Operations" to better balance out the prospectus summary and give a snapshot of some of the risks associated with our business. See page 7.

12. We have added a section entitled "Additional Risks Associated with our Business" to better balance out the prospectus summary with potential pitfalls in the outlined business strategy. See page 8.

13. We have added a section entitled "Net Loss and Going Concern" to better balance out the prospectus summary with our lack of financial performance and going concern opinion. See page 7.

14. We have added an introductory paragraph to better explain the composition of the units. Additionally, the table breaks down both sets of warrants issued as components of the units. See page 8.

15. We have made the descriptive headings under "Risk Factors" bold to make for easier reading. See pages 9 - 14.

16. We have added risk factors covering the fact that we may not raise sufficient funds to commence operations or cover the cost of the offering, that we will most likely need to raise additional funds prior to acquiring our first light jet, and that we may not be able to absorb the expenses of being a public company. See pages 10 and 13.

17. We have added a paragraph to the operating losses disclaimer describing our cash needs for the next 12 months. See page 10.

18. We have added an estimate of the number of hours our officers and directors will contribute per week to the business of Pegasus. See page 11.

19. We have clarified the language to specify that higher fuel costs could impact us once we commence operations. See page 11.

20. We have modified the use of proceeds table to include 25%, 50%, 75%, and 100% offering scenarios. See the table on page 15.

21. We have added a paragraph in the section "Determination of Offering Price" discussing some of the factors the Board used to arbitrarily determine the offering price. See page 15.

22. The paragraph in question was actually referring to the common stock underlying the units. We have clarified the paragraph in "Dilution". See page 16.

23. We have modified the dilution tables to reflect 25%, 50%, 75% and 100% of the units sold. See pages 16 and 17.

24. We added four subsections to our Plan of Operation: Future Operations, Cash Requirements and Need For Additional Capital, Employees, and Property and Equipment. See pages 22 - 24.

25. We have added language to better define "FAA 135 Certification" and "dead head" flights. See page 21.

26. We have added language detailing how the Selling Security Holders obtained their common stock and the fact that no agreements cover these shares of common stock. See page 25.

27. Neither Mr. Jones nor Mr. Boyer are subject to statutory disqualification as defined in Section 3(a)(39) of the Act.

28.     This is a "best efforts" offering with no minimum purchase requirements.

29. We added language to the effect that the selling security holders may be deemed underwriters in this offering. See page 28

30. We have clarified that our part-time employees are our executive officers and that their compensation package consists of their founders stock. See page 32.

31.     We  have  expanded  our  description  of  property.  See  page  32.

32. Between the time the Articles of Incorporation were filed with the Nevada Secretary of State and accepted by the Secretary of State, Ms. Victoria Carlton decided not to participate on the Board. Thus, only two directors have ever been accepted in the Corporation's Minutes and are the two directors listed in the "Management" section. See page 33.

33. We have added clarification as to the dates of Mr. Jones's relevant business experience. See page 33.

34. We have clarified the number of directors and aggregate shares issued under director compensation. See page 34.

35. We have clarified that we do not intend to pay any additional compensation to our officers through the end of the fiscal year ending December 31, 2005. See page 34.

36. We have eliminated the sentence describing our common stock as "fully paid and non-assessable." See Description of Securities-Common Stock on page 38.

37. We have clarified that the legal opinion will be issued covering the units, their underlying components, being offered by the Company and the shares of common stock being offered by the selling security holders. See page 40.

38. That date was an embarrassing typo. The proper date is June 29, 2004 and has been corrected. See page 40.

39. Please note that the auditors' report has been changed to comply with Auditing Standard No. 1 of the PCAOB. See page II-2.

40.     Please  note the additional footnote "Note D - Going Concern."  See page
II-9.

41. A study was done to determine what services (i.e. general consulting, financial consulting, public company filings, etc) would be needed by the Company in order for it to file the form SB-2. The Company estimated that the total cash outlay to have these services rendered would be approximately $25,000.The dollar amount of these services was then compared to the fair value of the equity instruments issued of $26,300. As the estimated cash outlay is in fact only an estimate, the Company felt that since the cash outlay as compared to the equity instruments issued was comparable it opted to use the par value of the common shares because the value is fixed and not an estimate.

42.     Please  note  the  additional  language  to  "Note  C  -  Related  Party
Transactions."  See  page  II-8.

43. The value of the monthly donated rent would approximate $150. As the entity has been in operation for only 13 days (December 19-31, 2003) the pro-rata portion of the rent would be only $63. This amount has been included in the financial statements.

Furthermore, there were donated services provide by the officers. This amount and disclosure has been added to the financial statements and footnotes, respectively. See pages II-8.

44. Please note the revision to the weighted average shares outstanding in computing basic and diluted earnings per share. Furthermore, please note the change in the financial statements for audit fees. See pages II-3 - II-6.

45. We have amended the "Undertakings" section to properly reflect Item 512(a)(1)(ii). See page II-19.

46. We only have two officers and directors and both of them are listed in the signatures section. We have added the fact that Andrew Jones is also a director. See page II-20.

47. Our legal counsel has provided us with an updated opinion and consent letter. See page II-20, Exhibit 5.1.

48.     See  comment  response  number  49.


ADDITIONAL  COMMENTS
--------------------

We have included three marked copies of our Form SB-2 Amendment No. 1 for your convenience and to help expedite your review process. We are prepared to quickly make any additional changes or modifications you and your staff may see fit in order to complete this process as quickly and effortlessly as possible for everyone involved.

Any questions or requests for additional materials may be directed to myself or Scott Sitra at Stag Financial Group at (813) 932-6828.

                                   Very  truly  yours,


                                   /s/ Andrew Jones
                                   Andrew L. Jones
                                   President and Chief Executive Officer